N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08824

Integrity Fund of Funds, Inc.

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 28, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY FUND OF FUNDS, INC.
Schedule of Investments September 28, 2012 (unaudited)
		Fair
	Quantity	Value
MUTUAL FUNDS (61.7%)
Davis New York Venture Fund Class A	9,508	$344,081
Dodge & Cox Stock Fund	3,202	380,829
Fidelity Dividend Growth Fund	14,022	422,610
American Growth Fund of America Class A	7,372	249,611
T Rowe Price Dividend Growth Fund	12,759	336,076
T Rowe Price Equity Income Fund	17,675	461,506
Sequoia Fund Inc	2,127	346,963
Vanguard Wellington Fund Investor Class	10,491	359,099
Vanguard Capital Opportunity Fund Investor Class	11,516	382,448
Yacktman Fund	24,520	472,509
		3,755,732
EXCHANGE TRADED FUNDS (35.3%)
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	4,600	294,906
PowerShares QQQ NASDAQ 100	5,000	342,900
Vanguard Dividend Appreciation Index Fund	7,900	471,472
Vanguard Large-Cap Index Fund	7,000	459,830
Vanguard Growth Index Fund	8,000	579,200
		2,148,308

TOTAL MUTUAL FUNDS/ETFs (COST: $5,309,802)		$5,904,040

SHORT-TERM SECURITIES (3.2%)	Shares
^Wells Fargo Advantage Investment Money Market 0.101% (COST: $195,124)	195,124	$195,124

TOTAL INVESTMENTS IN SECURITIES (COST: $5,504,926) (100.2%)		$6,099,164
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(14,544)

NET ASSETS (100.0%)		$6,084,620

^Variable rate security; rate shown represents rate as of September 28, 2012.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 28, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Investments at cost	$5,504,926
Unrealized appreciation	$830,221
Unrealized depreciation	$235,982
Net unrealized appreciation (depreciation)*	$594,238

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 28, 2012:

	Level 1	Level 2	Level 3	Total
Short Term Securities	$195,124	$0	$0	$195,124
Mutual Funds	3,755,732	0	0	3,755,732
ETFs	2,148,308	0	0	2,148,308
Total	$6,099,164	$0	$0	$6,099,164

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 26, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 26, 2012